Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

January 31, 2020

GCS-QTLY-0320
1.879386.110

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Chemicals - 14.3%
Fertilizers & Agricultural Chemicals - 14.3%
CF Industries Holdings, Inc.	361,260	$14,551,553
FMC Corp.	146,100	13,965,699
Israel Chemicals Ltd.	809,100	3,425,568
Nutrien Ltd.	698,583	29,819,368
The Mosaic Co.	200,261	3,973,178
		65,735,366
Construction Materials - 0.5%
Construction Materials - 0.5%
Summit Materials, Inc. (a)	104,000	2,284,880
Containers & Packaging - 1.0%
Metal & Glass Containers - 1.0%
Crown Holdings, Inc. (a)	63,700	4,715,711
Food Products - 8.8%
Agricultural Products - 8.8%
Archer Daniels Midland Co.	545,700	24,425,532
Bunge Ltd.	170,700	8,949,801
Darling International, Inc. (a)	264,500	7,175,885
		40,551,218
Metals & Mining - 37.1%
Aluminum - 0.9%
Kaiser Aluminum Corp.	39,400	3,945,910
Copper - 4.3%
Antofagasta PLC	263,600	2,861,945
First Quantum Minerals Ltd.	961,924	7,530,250
Freeport-McMoRan, Inc.	203,400	2,257,740
Lundin Mining Corp.	1,404,400	7,364,770
		20,014,705
Diversified Metals & Mining - 17.3%
Anglo American PLC (United Kingdom)	343,312	9,001,588
BHP Billiton Ltd.	637,109	16,337,964
BHP Billiton PLC	512,896	11,164,010
Boliden AB	80,700	1,922,167
Compass Minerals International, Inc. (b)	50,000	2,894,500
Grupo Mexico SA de CV Series B	742,620	1,983,150
Ivanhoe Mines Ltd. (a)	767,900	1,984,448
MMC Norilsk Nickel PJSC	37,440	12,179,894
Rio Tinto PLC	393,956	21,066,508
Teck Resources Ltd. Class B (sub. vtg.)	96,100	1,241,733
		79,775,962
Gold - 7.8%
Agnico Eagle Mines Ltd. (Canada)	75,200	4,648,149
Barrick Gold Corp. (Canada)	496,347	9,192,583
Franco-Nevada Corp.	55,871	6,350,820
Kirkland Lake Gold Ltd.	61,900	2,538,396
Newcrest Mining Ltd.	173,142	3,466,309
Newmont Corp.	215,600	9,714,936
		35,911,193
Silver - 1.5%
Wheaton Precious Metals Corp.	239,800	7,059,550
Steel - 5.3%
Commercial Metals Co.	150,300	3,088,665
Fortescue Metals Group Ltd.	550,930	4,081,193
JFE Holdings, Inc.	188,000	2,226,275
Nucor Corp.	63,192	3,000,988
POSCO	11,044	1,993,875
Reliance Steel & Aluminum Co.	50,900	5,843,320
Steel Dynamics, Inc.	137,600	4,111,488
		24,345,804

TOTAL METALS & MINING		171,053,124

Oil, Gas & Consumable Fuels - 27.4%
Integrated Oil & Gas - 21.1%
BP PLC	2,145,644	12,917,009
Chevron Corp.	185,200	19,842,328
Equinor ASA	125,100	2,273,383
Exxon Mobil Corp.	248,700	15,449,244
Gazprom OAO	775,000	2,738,953
Lukoil PJSC sponsored ADR	57,100	5,824,200
Occidental Petroleum Corp.	109,400	4,345,368
Royal Dutch Shell PLC Class A (United Kingdom)	734,043	19,276,250
Suncor Energy, Inc.	103,232	3,155,308
Total SA	239,481	11,660,505
		97,482,548
Oil & Gas Exploration & Production - 6.3%
Cabot Oil & Gas Corp.	96,600	1,361,094
ConocoPhillips Co.	171,500	10,192,245
Diamondback Energy, Inc.	27,400	2,038,560
Hess Corp.	20,400	1,154,028
Lundin Petroleum AB	49,300	1,503,545
Magnolia Oil & Gas Corp. Class A (a)	231,000	2,430,120
Noble Energy, Inc.	88,600	1,751,622
NOVATEK OAO GDR (Reg. S)	11,700	2,106,000
Parsley Energy, Inc. Class A (b)	106,500	1,772,160
Pioneer Natural Resources Co.	35,110	4,739,850
		29,049,224

TOTAL OIL, GAS & CONSUMABLE FUELS		126,531,772

Paper & Forest Products - 7.5%
Forest Products - 0.4%
Svenska Cellulosa AB (SCA) (B Shares)	163,500	1,639,263
Paper Products - 7.1%
Nine Dragons Paper (Holdings) Ltd.	2,600,000	2,457,026
Oji Holdings Corp.	406,000	2,062,723
Stora Enso Oyj (R Shares)	618,100	8,061,525
Suzano Papel e Celulose SA	632,445	5,858,379
UPM-Kymmene Corp.	456,100	14,431,550
		32,871,203

TOTAL PAPER & FOREST PRODUCTS		34,510,466

TOTAL COMMON STOCKS
(Cost $496,860,198)		445,382,537

Nonconvertible Preferred Stocks - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Integrated Oil & Gas - 1.9%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)
(Cost $8,574,238)	643,900	8,531,675

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.58% (c)	6,824,624	6,825,989
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	1,114,939	1,115,051
TOTAL MONEY MARKET FUNDS
(Cost $7,941,040)		7,941,040
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $513,375,476)		461,855,252
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(748,161)
NET ASSETS - 100%		$461,107,091

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,638
Fidelity Securities Lending Cash Central Fund	3,540
Total	$20,178

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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